American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2022

High-Yield - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 85.0%
Aerospace and Defense — 1.5%
Bombardier, Inc., 7.50%, 3/15/25(1)	261,000	259,010
Rolls-Royce PLC, 5.75%, 10/15/27(1)	250,000	238,532
TransDigm, Inc., 6.375%, 6/15/26	520,000	506,696
TransDigm, Inc., 4.625%, 1/15/29	500,000	440,512
		1,444,750
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 2.65%, 7/15/31	280,000	207,386
Airlines — 0.9%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	262,846	253,226
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	475,000	478,066
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	185,166	176,374
		907,666
Auto Components — 0.2%
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	151,494
Automobiles — 2.0%
Ford Motor Co., 6.10%, 8/19/32	500,000	462,641
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	500,000	467,385
Ford Motor Credit Co. LLC, 7.35%, 11/4/27	250,000	256,800
Ford Motor Credit Co. LLC, 2.90%, 2/10/29	418,000	334,415
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	500,000	393,429
		1,914,670
Biotechnology — 0.8%
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	569,000	283,758
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)	520,000	449,618
		733,376
Building Products — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	120,000	106,525
Standard Industries, Inc., 4.375%, 7/15/30(1)	750,000	612,757
		719,282
Capital Markets — 0.9%
Deutsche Bank AG, VRN, 4.30%, 5/24/28	910,000	856,233
Chemicals — 3.2%
Celanese US Holdings LLC, 6.17%, 7/15/27	750,000	740,948
Chemours Co., 5.75%, 11/15/28(1)	400,000	359,840
Chemours Co., 4.625%, 11/15/29(1)	400,000	327,520
Olin Corp., 5.125%, 9/15/27	360,000	340,819
Olin Corp., 5.625%, 8/1/29	500,000	475,888
Tronox, Inc., 4.625%, 3/15/29(1)	490,000	408,231
Valvoline, Inc., 3.625%, 6/15/31(1)	500,000	410,915
		3,064,161
Commercial Services and Supplies — 1.6%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	474,610
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	599,420
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	492,015
		1,566,045
Consumer Finance — 1.0%
Navient Corp., 5.50%, 1/25/23	302,000	301,976
Navient Corp., 6.125%, 3/25/24	240,000	235,500

OneMain Finance Corp., 8.25%, 10/1/23	465,000	469,400
		1,006,876
Containers and Packaging — 3.7%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	800,000	557,690
Ball Corp., 6.875%, 3/15/28	305,000	313,683
Graphic Packaging International LLC, 4.125%, 8/15/24	800,000	787,220
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	480,000	467,715
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)(2)	100,000	92,678
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)(2)	530,000	509,304
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	433,057
Sealed Air Corp., 5.00%, 4/15/29(1)	380,000	357,749
		3,519,096
Diversified Financial Services — 0.5%
LPL Holdings, Inc., 4.625%, 11/15/27(1)(2)	260,000	243,309
SLM Corp., 4.20%, 10/29/25	265,000	242,919
		486,228
Diversified Telecommunication Services — 3.8%
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	775,000	760,413
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	350,000	356,543
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	461,242
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	600,000	508,041
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	852,000	710,781
Telecom Italia Capital SA, 6.375%, 11/15/33	1,080,000	885,200
		3,682,220
Electric Utilities — 0.3%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	330,000	257,493
Electronic Equipment, Instruments and Components — 0.5%
Sensata Technologies BV, 5.875%, 9/1/30(1)	505,000	479,331
Entertainment — 0.7%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	640,933
Equity Real Estate Investment Trusts (REITs) — 2.4%
EPR Properties, 4.75%, 12/15/26	104,000	93,582
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,136,044
Iron Mountain, Inc., 5.625%, 7/15/32(1)	305,000	264,859
iStar, Inc., 4.75%, 10/1/24	52,000	51,699
iStar, Inc., 4.25%, 8/1/25	245,000	240,503
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	500,000	472,230
		2,258,917
Food and Staples Retailing — 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	350,000	294,417
Rite Aid Corp., 8.00%, 11/15/26(1)	169,000	90,649
United Natural Foods, Inc., 6.75%, 10/15/28(1)	550,000	529,336
		914,402
Food Products — 0.8%
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	408,596
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	500,000	407,631
		816,227
Health Care Equipment and Supplies — 1.6%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	560,000	470,974
Garden Spinco Corp., 8.625%, 7/20/30(1)	500,000	530,722
Medline Borrower LP, 5.25%, 10/1/29(1)(2)	650,000	517,436
		1,519,132
Health Care Providers and Services — 7.6%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	460,798

AHP Health Partners, Inc., 5.75%, 7/15/29(1)	450,000	353,453
Centene Corp., 4.625%, 12/15/29	320,000	293,149
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	343,712
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	750,000	386,875
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	524,252
HCA, Inc., 7.69%, 6/15/25	500,000	524,573
LifePoint Health, Inc., 5.375%, 1/15/29(1)	800,000	453,152
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	384,031
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	84,892
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	437,993
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	279,510
Owens & Minor, Inc., 6.625%, 4/1/30(1)	500,000	430,350
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)(2)	1,100,000	1,120,988
Tenet Healthcare Corp., 6.125%, 10/1/28(1)(2)	610,000	547,432
Tenet Healthcare Corp., 6.125%, 6/15/30(1)	650,000	620,461
		7,245,621
Hotels, Restaurants and Leisure — 10.5%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	977,584
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)	300,000	252,720
Boyd Gaming Corp., 4.75%, 12/1/27(2)	400,000	373,136
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	929,000	757,688
Carnival Corp., 5.75%, 3/1/27(1)	600,000	429,462
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	380,000	341,310
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	561,922
International Game Technology PLC, 5.25%, 1/15/29(1)	1,070,000	998,887
MGM Resorts International, 6.00%, 3/15/23	350,000	349,468
MGM Resorts International, 4.625%, 9/1/26	215,000	197,429
Penn Entertainment, Inc., 5.625%, 1/15/27(1)	680,000	617,658
Penn Entertainment, Inc., 4.125%, 7/1/29(1)(2)	888,000	702,678
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	1,000,000	810,951
Scientific Games International, Inc., 7.25%, 11/15/29(1)(2)	1,010,000	971,418
Six Flags Entertainment Corp., 4.875%, 7/31/24(1)	500,000	482,187
Station Casinos LLC, 4.625%, 12/1/31(1)	1,170,000	940,034
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	325,000	293,817
		10,058,349
Household Durables — 1.0%
KB Home, 7.25%, 7/15/30	550,000	535,117
Meritage Homes Corp., 5.125%, 6/6/27	230,000	216,643
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	325,000	255,603
		1,007,363
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	171,932
Insurance — 0.6%
SBL Holdings, Inc., 5.125%, 11/13/26(1)	176,000	154,437
SBL Holdings, Inc., VRN, 6.50%(1)(3)	503,000	389,825
		544,262
Life Sciences Tools and Services — 0.5%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	461,370
Machinery — 1.0%
Chart Industries, Inc., 9.50%, 1/1/31(1)	327,000	335,769
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	750,000	617,019
		952,788
Media — 9.7%
AMC Networks, Inc., 4.75%, 8/1/25	730,000	556,077
AMC Networks, Inc., 4.25%, 2/15/29	750,000	468,426

CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	500,000	470,832
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,402,000	1,932,169
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	282,740
CSC Holdings LLC, 7.50%, 4/1/28(1)	680,000	463,896
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	253,927
DISH DBS Corp., 7.75%, 7/1/26	655,000	529,535
DISH DBS Corp., 5.25%, 12/1/26(1)	435,000	367,231
DISH Network Corp., 11.75%, 11/15/27(1)	360,000	371,214
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	496,000	358,328
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	406,087
iHeartCommunications, Inc., 8.375%, 5/1/27(2)	505,000	430,506
Nexstar Media, Inc., 5.625%, 7/15/27(1)	400,000	367,755
Paramount Global, VRN, 6.25%, 2/28/57	355,000	286,767
Paramount Global, VRN, 6.375%, 3/30/62	290,000	237,504
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	500,000	436,110
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	749,000	685,361
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	357,908
		9,262,373
Metals and Mining — 3.1%
ATI, Inc., 4.875%, 10/1/29	690,000	610,653
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	378,062
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	875,000	777,827
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)(2)	800,000	644,040
Novelis Corp., 3.875%, 8/15/31(1)	251,000	205,253
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	250,000	216,488
United States Steel Corp., 6.875%, 3/1/29(2)	109,000	105,948
		2,938,271
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	436,000	410,403
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	354,000	286,326
		696,729
Multiline Retail — 0.3%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	250,000	221,718
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	95,000	82,574
		304,292
Multi-Utilities — 0.5%
Sempra Energy, VRN, 4.125%, 4/1/52	650,000	506,509
Oil, Gas and Consumable Fuels — 9.9%
Antero Resources Corp., 7.625%, 2/1/29(1)	244,000	245,672
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	343,530
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	750,000	745,349
Callon Petroleum Co., 7.50%, 6/15/30(1)	250,000	229,075
CNX Resources Corp., 7.375%, 1/15/31(1)(2)	1,000,000	959,870
Comstock Resources, Inc., 5.875%, 1/15/30(1)	740,000	637,140
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	448,279
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	800,000	723,077
EnLink Midstream LLC, 6.50%, 9/1/30(1)	1,000,000	991,050
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	329,612
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	360,000	353,011
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	365,000	307,110
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	300,000	295,138
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	354,112
Occidental Petroleum Corp., 6.375%, 9/1/28	1,200,000	1,213,216
Occidental Petroleum Corp., 6.45%, 9/15/36	500,000	511,127
Southwestern Energy Co., 5.70%, 1/23/25	76,000	74,794

Southwestern Energy Co., 5.375%, 3/15/30	850,000	776,852
		9,538,014
Pharmaceuticals — 3.7%
1375209 BC Ltd., 9.00%, 1/30/28(1)	88,000	86,130
180 Medical, Inc., 3.875%, 10/15/29(1)	700,000	602,801
AdaptHealth LLC, 4.625%, 8/1/29(1)	375,000	314,456
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	300,000	191,374
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	158,000	124,005
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	31,000	18,558
Elanco Animal Health, Inc., 6.40%, 8/28/28	250,000	239,128
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	770,989
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	327,759
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	750,000	650,726
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	262,959
		3,588,885
Road and Rail — 1.8%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	300,000	287,819
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	474,927
United Rentals North America, Inc., 6.00%, 12/15/29(1)	500,000	497,837
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	420,273
		1,680,856
Software — 0.4%
Gen Digital, Inc., 6.75%, 9/30/27(1)	140,000	137,382
Gen Digital, Inc., 7.125%, 9/30/30(1)(2)	250,000	245,963
		383,345
Specialty Retail — 0.8%
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	750,000	705,800
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	80,201
		786,001
Technology Hardware, Storage and Peripherals — 1.4%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)	590,000	475,431
Seagate HDD Cayman, 9.625%, 12/1/32(1)	748,800	822,291
		1,297,722
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)	150,000	144,404
Wireless Telecommunication Services — 2.9%
Sprint LLC, 7.125%, 6/15/24	550,000	561,957
Sprint LLC, 7.625%, 2/15/25	280,000	289,669
T-Mobile USA, Inc., 4.75%, 2/1/28	1,067,000	1,039,784
T-Mobile USA, Inc., 3.50%, 4/15/31	994,000	860,530
		2,751,940
TOTAL CORPORATE BONDS (Cost $92,210,535)		81,466,944
EXCHANGE-TRADED FUNDS — 4.2%
iShares Broad USD High Yield Corporate Bond ETF(2)	30,600	1,056,618
iShares iBoxx High Yield Corporate Bond ETF	25,800	1,899,654
SPDR Bloomberg Short Term High Yield Bond ETF	44,700	1,083,528
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,278,792)		4,039,800
PREFERRED STOCKS — 1.9%
Banks — 0.5%
Barclays PLC, 4.375%	289,000	221,085
BNP Paribas SA, 7.75%(1)	265,000	262,350
		483,435

Capital Markets — 0.6%
Bank of New York Mellon Corp., 3.75%	755,000	610,008
Insurance — 0.3%
Allianz SE, 3.20%(1)	400,000	298,304
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.25%(1)	564,000	437,100
TOTAL PREFERRED STOCKS (Cost $2,219,286)		1,828,847
BANK LOAN OBLIGATIONS(4) — 1.1%
Food and Staples Retailing — 0.3%
United Natural Foods, Inc., Term Loan B, 7.69%, (1-month SOFR plus 3.25%), 10/22/25	272,955	272,667
Pharmaceuticals — 0.5%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.19%, (1-month LIBOR plus 1.75%), 3/15/28	451,950	452,072
Technology Hardware, Storage and Peripherals — 0.3%
McAfee, LLC, 2022 USD Term Loan B, 7.97%, (1-month SOFR plus 3.75%), 3/1/29	353,225	329,760
TOTAL BANK LOAN OBLIGATIONS (Cost $1,074,842)		1,054,499
SHORT-TERM INVESTMENTS — 14.1%
Money Market Funds — 7.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,234	12,234
State Street Navigator Securities Lending Government Money Market Portfolio(5)	6,885,915	6,885,915
		6,898,149
Repurchase Agreements — 6.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $941,562), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $924,552)		924,121
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/32, valued at $5,790,551), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $5,679,687)		5,677,000
		6,601,121
TOTAL SHORT-TERM INVESTMENTS (Cost $13,499,270)		13,499,270
TOTAL INVESTMENT SECURITIES—106.3% (Cost $113,282,725)		101,889,360
OTHER ASSETS AND LIABILITIES — (6.3)%		(6,055,376)
TOTAL NET ASSETS — 100.0%		$95,833,984

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $57,953,550, which represented 60.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,369,979. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Perpetual maturity with no stated maturity date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,632,597, which includes securities collateral of $746,682.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgagerelated and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$81,466,944	—
Exchange-Traded Funds	$4,039,800	—	—
Preferred Stocks	—	1,828,847	—
Bank Loan Obligations	—	1,054,499	—
Short-Term Investments	6,898,149	6,601,121	—
	$10,937,949	$90,951,411	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.